Supplement to the
Fidelity® California
Short-Intermediate
Tax-Free Bond Fund
April 29, 2013
Prospectus

Effective August 1, 2013, Fidelity California Short-Intermediate Tax-Free Bond Fund will be renamed Fidelity California Limited Term Tax-Free Bond Fund.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
CSI-13-02  June 24, 2013
1.824658.107

Supplement to the

Fidelity® California Short-Intermediate Tax-Free Bond Fund (FCSTX)

A Fund of Fidelity California Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2013

Effective August 1, 2013, Fidelity California Short-Intermediate Tax-Free Bond Fund will be renamed Fidelity California Limited Term Tax-Free Bond Fund.

CSIB-13-01  June 24, 2013
1.835662.106